Lease - Schedule of Lease Expense (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 210,000	$ 26,981	$ 210,000